Revenue from Sale of Goods - Schedule of gross revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	$ 173,081	$ 110,149
Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	157,260	107,298
Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	15,821	2,851
Retail
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	158,919	104,564
Retail | Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	143,098	101,713
Retail | Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	15,821	2,851
Medical
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	1,769	3,299
Medical | Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	1,769	3,299
Medical | Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	0	0
Wholesale
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	2,458	995
Wholesale | Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	2,458	995
Wholesale | Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	0	0
International
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	9,935	1,291
International | Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	9,935	1,291
International | Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	$ 0	$ 0